Securitisations - Continuing involvement in financial assets that have been derecognised (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	£ 910	£ 348
Fair value	906	342
Maximum exposure to loss	910	348
Gain (loss) from continuing involvement for the year	9	4
Gain (loss) from continuing involvement, cumulative	17	8
Asset backed securities
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	25	56
Fair value	25	56
Maximum exposure to loss	25	56
Gain (loss) from continuing involvement for the year	1	1
Gain (loss) from continuing involvement, cumulative	2	1
Residential mortgage backed securities
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	574	49
Fair value	574	49
Maximum exposure to loss	574	49
Gain (loss) from continuing involvement for the year	3	1
Gain (loss) from continuing involvement, cumulative	4	1
Commercial mortgage backed securities
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	311	243
Fair value	307	237
Maximum exposure to loss	311	243
Gain (loss) from continuing involvement for the year	5	2
Gain (loss) from continuing involvement, cumulative	£ 11	£ 6